Shareholders' equity and dividends - Share capital activity (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 NOK (kr) shares kr / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 NOK (kr) kr / shares shares	Dec. 31, 2021 NOK (kr) kr / shares shares
Number of shares issued [abstract]
Share capital, beginning (shares)	3,257,687,707	3,257,687,707
Capital (reduction), shares	(82,217,548)	(82,217,548)
Share capital, ending (shares)	3,175,470,159	3,175,470,159	3,257,687,707
Nominal value per share | kr / shares					kr 2.50	kr 2.50
Share capital	$ 1,163,987,792	kr 8,144,219,267.50
Nominal value per share during year | kr / shares		kr 2.50
Capital reduction	(21,951,527)	kr (205,543,870.00)
Share capital	$ 1,142,036,265	kr 7,938,675,397.50	$ 1,163,987,792
Reconciliation of number of shares outstanding [abstract]
Number of shares issued	3,175,470,159		3,257,687,707		3,175,470,159	3,257,687,707
Share capital	$ 1,142,036,265		$ 1,163,987,792		kr 7,938,675,397.50	kr 8,144,219,267.50
Share buy-back | $	$ (3,380,000,000)		$ (429,000,000)	$ (890,000,000)
Common stock outstanding [member]
Number of shares issued [abstract]
Share capital, ending (shares)	3,175,470,159	3,175,470,159
Nominal value per share | kr / shares					kr 2.50
Share capital | kr		kr 7,938,675,397.50
Reconciliation of number of shares outstanding [abstract]
Number Of Shares Authorised	3,175,470,159				3,175,470,159
Number of shares issued	3,175,470,159				3,175,470,159
Share buy-back programme	(42,619,172)	(42,619,172)
Employees share saving plan	(10,908,717)	(10,908,717)
Total outstanding shares	3,121,942,270				3,121,942,270
Share capital | kr					kr 7,938,675,397.50
Share buy-back | kr		kr (106,547,930.00)
Employees share saving plan | kr		kr (27,271,792.50)
Total outstanding shares, value | kr					kr 7,804,855,675.00
Share buyback programme [member]
Number of shares issued [abstract]
Nominal value per share | kr / shares					kr 2.50
Reconciliation of number of shares outstanding [abstract]
Total outstanding shares	42,619,172		13,460,292	0	42,619,172	13,460,292
Employee Share Saving Plan [member]
Number of shares issued [abstract]
Nominal value per share | kr / shares					kr 2.50